SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

One new financial guarantee agreement

On January 13, 2012, the Company's subsidiary, Henan Green, signed a financial guarantee agreement with Bank of communications. Under the agreement, Henan Green acting as a guarantor for Henan Xinye Textile Co., Ltd., a non-related company of the Group. Under the agreement, Henan Green is contingent as guarantor with maximum potential amount of future payment approximately $4.8 million. The guarantee is effective through 2 years after the loan period.